RETIREMENT BENEFIT OBLIGATIONS - Schedule of Analysis of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	£ (47,130)	£ (49,549)	£ (45,241)
The Bank
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	(29,222)	(30,597)	£ (28,072)
Active members | The Group
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	(5,837)	(6,550)
Active members | The Bank
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	(3,085)	(3,415)
Deferred members | The Group
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	(16,167)	(17,647)
Deferred members | The Bank
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	(9,527)	(10,493)
Pensioners | The Group
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	(23,171)	(23,409)
Pensioners | The Bank
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	(15,238)	(15,311)
Dependants | The Group
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	(1,955)	(1,943)
Dependants | The Bank
Analysis of the defined benefit obligation
Defined benefit obligation, at present value	£ (1,372)	£ (1,378)